Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (16.0%)
Alphabet, Inc. - Class A	72,192	20,760
Alphabet, Inc. - Class C	280,956	80,595
Meta Platforms, Inc. - Class A	112,915	64,602
Netflix, Inc. *	312,075	30,006
T-Mobile US, Inc.	62,574	13,142
Total		209,105

Consumer Discretionary (16.2%)
Amazon.com, Inc. *	421,773	87,843
Booking Holdings, Inc.	2,727	11,482
Carvana Co. *	147,584	46,397
Chipotle Mexican Grill, Inc. *	178,460	5,712
DoorDash, Inc. - Class A *	28,889	4,338
Ross Stores, Inc.	36,349	7,874
Sea, Ltd., ADR *	61,693	5,109
Tesla, Inc. *	97,549	36,264
The TJX Cos., Inc.	45,738	7,304
Total		212,323

Consumer Staples (0.8%)
Colgate-Palmolive Co.	52,796	4,500
Mondelez International, Inc.	43,853	2,527
The Procter & Gamble Co.	23,186	3,349
Total		10,376

Financials (8.1%)
Adyen NV *	1,763	1,764
The Charles Schwab Corp.	45,145	4,243
Chubb, Ltd.	42,806	13,952
The Goldman Sachs Group, Inc.	6,977	5,902
Marsh & McLennan Cos., Inc.	23,773	4,123
Mastercard, Inc. - Class A	58,061	29,011
Moody’s Corp.	8,873	3,871
Morgan Stanley	37,864	6,231
Visa, Inc. - Class A	121,549	36,737
Total		105,834

Health Care (6.6%)
Danaher Corp.	36,377	6,897
Eli Lilly & Co.	42,398	38,996
Intuitive Surgical, Inc. *	37,449	17,264
Medline, Inc. - Class A *	31,454	1,400
Stryker Corp.	18,119	5,954
Thermo Fisher Scientific, Inc.	15,354	7,547

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
UnitedHealth Group, Inc.	29,995	8,116
Total		86,174

Industrials (3.6%)
Cintas Corp.	17,472	2,955
GE Vernova, Inc.	14,810	12,928
General Electric Co.	85,917	24,381
Old Dominion Freight Line, Inc.	17,804	3,479
TransDigm Group, Inc.	2,694	3,122
Total		46,865

Information Technology (46.9%)
Apple, Inc.	474,049	120,309
ASML Holding NV	11,602	15,324
Broadcom, Inc.	207,341	64,174
CrowdStrike Holdings, Inc. *	11,997	4,684
Datadog, Inc. - Class A *	15,958	1,884
Microsoft Corp.	290,699	107,608
Monolithic Power Systems, Inc.	7,903	8,641
NVIDIA Corp.	1,254,885	218,852
Oracle Corp.	79,208	11,652
Palantir Technologies, Inc. - Class A *	25,748	3,766
Roper Technologies, Inc.	11,883	4,205
ServiceNow, Inc. *	140,057	14,643
Shopify, Inc. - Class A *	87,641	10,396
Synopsys, Inc. *	15,954	6,326
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,955	9,785
TE Connectivity PLC	31,159	6,513
Texas Instruments, Inc.	19,338	3,754
Total		612,516

Materials (0.8%)
Linde PLC	10,351	5,132
The Sherwin-Williams Co.	14,957	4,794
Total		9,926

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Utilities (0.5%)
Constellation Energy Corp.	22,767	6,358
Total		6,358

Total Common Stocks (Cost: $615,830)		1,299,477

Total Investments (99.5%) (Cost: $615,830)@		1,299,477

Other Assets, Less Liabilities (0.5%)		6,581

Net Assets (100.0%)		1,306,058

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $615,830 and the net unrealized appreciation of investments based on that cost was $683,647 which is comprised of $716,245 aggregate gross unrealized appreciation and $32,598 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Financials	$104,070	$1,764	$—
All Others	1,193,643	—	—

Total Assets:	$1,297,713	$1,764	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1